NON-WHOLLY OWNED SUBSIDIARIES - Investments in Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 14,885	$ 18,294
Non-current assets	67,500	70,956
Current liabilities	14,355	16,677
Non-current liabilities	49,498	54,144
Revenues	55,068	57,385	$ 46,587
Net income (loss)	3,777	240	2,153
OCI	288	(331)	283
Equity allocated to others’ ownership interest	12,216	12,835
Business services
Disclosure of subsidiaries [line items]
Revenues	32,410	34,786	29,988
Infrastructure services
Disclosure of subsidiaries [line items]
Revenues	7,457	7,524	4,457
Industrials
Disclosure of subsidiaries [line items]
Revenues	15,201	15,075	12,142
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	13,096	15,007
Non-current assets	64,764	68,089
Current liabilities	12,313	14,945
Non-current liabilities	47,744	50,312
Revenues	51,474	53,396	42,759
Net income (loss)	4,221	369	2,052
OCI	235	(140)	122
Profit/(loss) allocated to others’ ownership interest	2,336	154	1,410
Distributions to others’ ownership interest	(3,733)	(2,249)	(1,623)
Equity allocated to others’ ownership interest	12,058	12,106	8,066
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Current assets	5,983	5,829
Non-current assets	28,864	28,956
Current liabilities	6,857	7,128
Non-current liabilities	20,507	18,896
Revenues	29,225	31,432	26,162
Net income (loss)	611	197	526
OCI	25	(344)	(71)
Profit/(loss) allocated to others’ ownership interest	333	95	351
Distributions to others’ ownership interest	(1,853)	(1,122)	(821)
Equity allocated to others’ ownership interest	5,148	5,990	3,257
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Current assets	1,858	3,739
Non-current assets	14,787	18,360
Current liabilities	1,826	4,277
Non-current liabilities	10,448	14,031
Revenues	7,448	7,516	4,458
Net income (loss)	3,618	(30)	(294)
OCI	(4)	128	274
Profit/(loss) allocated to others’ ownership interest	1,995	(53)	(179)
Distributions to others’ ownership interest	(1,839)	(1,083)	(74)
Equity allocated to others’ ownership interest	2,773	2,474	1,296
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Current assets	5,255	5,439
Non-current assets	21,113	20,773
Current liabilities	3,630	3,540
Non-current liabilities	16,789	17,385
Revenues	14,801	14,448	12,139
Net income (loss)	(8)	202	1,820
OCI	214	76	(81)
Profit/(loss) allocated to others’ ownership interest	8	112	1,238
Distributions to others’ ownership interest	(41)	(44)	(728)
Equity allocated to others’ ownership interest	$ 4,137	$ 3,642	$ 3,513